UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 108.9%

Security	Shares	Value
Aerospace & Defense — 0.8%
CAE, Inc.(1)	475,338	$10,100,413

		$10,100,413

Auto Components — 0.8%
Continental AG(1)	63,627	$10,055,382

		$10,055,382

Banks — 9.2%
Banco Santander SA(1)	1,704,776	$8,085,126
Bank of America Corp.(1)	466,529	13,282,081
Canadian Imperial Bank of Commerce(1)	160,525	13,610,937
Citigroup, Inc.(1)	238,331	15,362,816
ING Groep NV(1)	917,886	10,891,459
KeyCorp(1)	728,567	11,999,499
Nordea Bank AB(1)	661,115	6,016,995
Skandinaviska Enskilda Banken AB, Class A	533,095	5,595,707
Societe Generale SA(1)	212,266	6,618,346
Swedbank AB, Class A	232,073	5,271,872
UniCredit SpA(1)	490,520	5,670,643
Wells Fargo & Co.(1)	268,553	13,134,927

		$115,540,408

Beverages — 3.2%
Anheuser-Busch InBev SA/NV(1)	108,212	$8,267,749
Coca-Cola Co. (The)(1)	383,454	18,455,641
Diageo PLC(1)	345,459	13,184,931

		$39,908,321

Building Products — 1.0%
Assa Abloy AB, Class B(1)	684,524	$12,755,489

		$12,755,489

Chemicals — 3.0%
BASF SE(1)	156,125	$11,437,347
Ecolab, Inc.(1)	105,717	16,721,258
Sika AG(1)	71,711	9,469,855

		$37,628,460

Construction & Engineering — 0.3%
Abengoa SA, Class A(1)(2)	311,491	$9,139
Abengoa SA, Class B(1)(2)	3,220,895	29,541
Skanska AB, Class B(1)	189,345	3,315,463

		$3,354,143

Security	Shares	Value
Consumer Finance — 1.8%
Discover Financial Services(1)	142,413	$9,611,453
Navient Corp.(1)	566,039	6,452,845
OneMain Holdings, Inc.(1)(2)	234,944	7,022,476

		$23,086,774

Diversified Financial Services — 1.4%
ORIX Corp.(1)	1,145,048	$17,271,692

		$17,271,692

Diversified Telecommunication Services — 1.2%
Deutsche Telekom AG(1)	330,179	$5,368,993
Telstra Corp., Ltd.(1)	4,059,869	9,204,675

		$14,573,668

Electric Utilities — 4.2%
Enel SpA(1)	2,474,368	$14,954,872
Fortum Oyj	240,503	5,466,136
Iberdrola SA(1)	1,180,379	9,756,395
NextEra Energy, Inc.(1)	123,680	22,136,247

		$52,313,650

Electrical Equipment — 2.9%
Legrand SA(1)	190,532	$11,288,340
Melrose Industries PLC(1)	11,022,989	24,432,764

		$35,721,104

Electronic Equipment, Instruments & Components — 1.9%
CDW Corp.(1)	81,119	$6,754,779
Keyence Corp.(1)	32,831	16,895,328

		$23,650,107

Energy Equipment & Services — 0.8%
Halliburton Co.(1)	338,915	$10,628,374

		$10,628,374

Entertainment — 2.6%
Activision Blizzard, Inc.(1)	280,067	$13,230,365
Walt Disney Co. (The)(1)	172,799	19,270,545

		$32,500,910

Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.(1)	123,175	$21,289,567
Equity Residential(1)	100,795	7,313,685

		$28,603,252

Food & Staples Retailing — 0.8%
Metro AG(1)	556,055	$9,410,060

		$9,410,060

Food Products — 2.0%
Mondelez International, Inc., Class A(1)	292,140	$13,514,397
Nestle SA(1)	125,969	10,982,466

		$24,496,863

Security	Shares	Value
Health Care Equipment & Supplies — 4.3%
Baxter International, Inc.(1)	240,920	$17,464,291
Boston Scientific Corp.(1)(2)	341,189	13,016,360
Danaher Corp.(1)	117,229	13,003,041
Fisher & Paykel Healthcare Corp., Ltd.(1)	267,342	2,326,681
Intuitive Surgical, Inc.(1)(2)	14,951	7,828,941

		$53,639,314

Health Care Providers & Services — 1.6%
Anthem, Inc.(1)	42,135	$12,766,905
UnitedHealth Group, Inc.(1)	27,970	7,557,494

		$20,324,399

Hotels, Restaurants & Leisure — 1.8%
Compass Group PLC(1)	583,013	$12,475,628
Sodexo SA(1)	101,363	10,552,007

		$23,027,635

Household Products — 0.7%
Reckitt Benckiser Group PLC(1)	116,788	$8,986,214

		$8,986,214

Industrial Conglomerates — 1.3%
Siemens AG(1)	143,151	$15,717,666

		$15,717,666

Insurance — 4.1%
AIA Group, Ltd.(1)	779,913	$7,042,229
Aviva PLC(1)	2,085,764	11,343,655
Chubb, Ltd.(1)	89,715	11,936,581
Prudential PLC(1)	541,731	10,594,162
QBE Insurance Group, Ltd.(1)	1,370,595	10,725,656

		$51,642,283

Interactive Media & Services — 5.1%
Alphabet, Inc., Class C(1)(2)(3)	39,850	$44,487,344
Facebook, Inc., Class A(1)(2)	113,579	18,932,484

		$63,419,828

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)(2)	22,244	$38,231,430
ZOZO, Inc.(1)	184,419	3,731,650

		$41,963,080

IT Services — 1.4%
Amadeus IT Group SA(1)	91,996	$6,689,802
Visa, Inc., Class A(1)	79,439	10,725,059

		$17,414,861

Leisure Products — 0.9%
Yamaha Corp.(1)	262,237	$11,476,422

		$11,476,422

Life Sciences Tools & Services — 0.8%
Lonza Group AG(1)	39,373	$10,402,272

		$10,402,272

Security	Shares	Value
Machinery — 6.6%
Atlas Copco AB, Class A(1)	253,334	$6,609,315
Fortive Corp.(1)	124,294	9,320,807
Gardner Denver Holdings, Inc.(2)	313,507	7,734,218
ITT, Inc.(1)	239,144	12,569,409
Kone Oyj, Class B(1)	161,670	7,860,891
MISUMI Group, Inc.(1)	375,022	8,583,902
SKF AB, Class B(1)	243,590	4,103,081
Stanley Black & Decker, Inc.(1)	101,565	12,841,878
Xylem, Inc.(1)	180,957	12,894,996

		$82,518,497

Metals & Mining — 1.5%
BHP Group, Ltd.(1)	366,831	$9,366,260
Rio Tinto, Ltd.(1)	145,828	9,272,574

		$18,638,834

Multi-Utilities — 1.3%
CMS Energy Corp.(1)	318,997	$16,632,504

		$16,632,504

Multiline Retail — 1.2%
Wesfarmers, Ltd.(1)	658,693	$15,451,994

		$15,451,994

Oil, Gas & Consumable Fuels — 5.5%
BP PLC(1)	1,503,195	$10,268,541
ConocoPhillips(1)	164,179	11,113,277
EOG Resources, Inc.(1)	160,219	15,893,725
Exxon Mobil Corp.(1)	202,651	14,850,265
Phillips 66(1)	170,440	16,261,680

		$68,387,488

Paper & Forest Products — 0.9%
Stora Enso Oyj(1)	795,631	$10,703,066

		$10,703,066

Personal Products — 1.1%
Unilever PLC(1)	259,657	$13,640,833

		$13,640,833

Pharmaceuticals — 8.4%
AstraZeneca PLC(1)	71,835	$5,203,862
Eli Lilly & Co.(1)	114,142	13,681,060
GlaxoSmithKline PLC(1)	780,377	15,158,482
Johnson & Johnson(1)	120,176	15,993,022
Novartis AG(1)	174,067	15,196,182
Novo Nordisk A/S, Class B(1)	206,529	9,679,205
Roche Holding AG(1)	59,304	15,776,981
Zoetis, Inc.(1)	166,501	14,345,726

		$105,034,520

Professional Services — 1.9%
Randstad NV	82,356	$3,969,925
SGS SA(1)	2,273	5,487,114

Security	Shares	Value
Verisk Analytics, Inc.(1)(2)	119,267	$14,003,138

		$23,460,177

Semiconductors & Semiconductor Equipment — 2.0%
ASML Holding NV(1)	113,327	$19,817,207
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	151,273	5,690,890

		$25,508,097

Software — 2.7%
Microsoft Corp.(1)	328,312	$34,285,622

		$34,285,622

Specialty Retail — 3.0%
Industria de Diseno Textil SA(1)	578,391	$16,179,448
Tiffany & Co.(1)	71,601	6,353,157
TJX Cos., Inc. (The)(1)	150,887	7,503,610
Ulta Beauty, Inc.(1)(2)	25,936	7,571,237

		$37,607,452

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.(1)	130,442	$21,710,766
HP, Inc.(1)	556,650	12,263,000

		$33,973,766

Textiles, Apparel & Luxury Goods — 2.8%
adidas AG(1)	50,566	$12,031,730
LVMH Moet Hennessy Louis Vuitton SE(1)	35,639	11,432,998
Samsonite International SA(1)(4)	1,719,522	5,113,885
Tapestry, Inc.(1)	173,729	6,725,050

		$35,303,663

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.(1)(2)	538,212	$6,716,886

		$6,716,886

Wireless Telecommunication Services — 1.3%
Tele2 AB, Class B(1)	1,289,728	$16,146,491

		$16,146,491

Total Common Stocks (identified cost $1,343,578,844)		$1,363,622,934

Preferred Stocks — 5.8%

Security	Shares	Value
Banks — 2.0%
AgriBank FCB, 6.875% to 1/1/24(1)(5)	50,890	$5,318,005
CoBank ACB, Series F, 6.25% to 10/1/22(1)(5)	37,717	3,884,851
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(4)(5)	7,600	794,200
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(4)(6)	2,570	1,882,525
IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(5)	92,100	2,399,205
Texas Capital Bancshares, Inc., 6.50%(1)	134,839	3,462,666
Wells Fargo & Co., Series L, 7.50% (Convertible)(1)	2,938	3,767,104
Wells Fargo & Co., Series Y, 5.625%(1)	143,275	3,556,085

		$25,064,641

Security	Shares	Value
Electric Utilities — 0.5%
Interstate Power & Light Co., Series D, 5.10%(1)	91,305	$2,331,016
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	60,924	1,484,718
Southern Co. (The), 6.25%(1)	114,967	3,010,986

		$6,826,720

Equity Real Estate Investment Trusts (REITs) — 0.7%
CBL & Associates Properties, Inc., Series D, 7.375%(1)	271,000	$3,967,440
SITE Centers Corp., Series A, 6.375%(1)	139,400	3,061,224
SITE Centers Corp., Series K, 6.25%(1)	21,025	516,374
Vornado Realty Trust, Series K, 5.70%(1)	53,253	1,341,975

		$8,887,013

Food Products — 0.8%
Dairy Farmers of America, Inc., 7.875%(1)(4)	86,230	$8,601,442
Ocean Spray Cranberries, Inc., 6.25%(1)(4)	18,430	1,612,625

		$10,214,067

Independent Power and Renewable Electricity Producers — 0.5%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23(5)	229,750	$6,143,515

		$6,143,515

Insurance — 0.1%
PartnerRe, Ltd., Series I, 5.875%(1)	54,070	$1,388,518

		$1,388,518

Multi-Utilities — 0.4%
DTE Energy Co., Series C, 5.25%(1)	186,698	$4,676,785

		$4,676,785

Oil, Gas & Consumable Fuels — 0.7%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(5)	403,475	$8,101,778

		$8,101,778

Pipelines — 0.1%
Enbridge, Inc., Series B, 6.375% to 4/15/23(5)	38,325	$965,790

		$965,790

Total Preferred Stocks (identified cost $75,044,125)		$72,268,827

Corporate Bonds & Notes — 15.4%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.1%
Azul Investments LLP, 5.875%, 10/26/24(1)(4)	$1,595	$1,499,300

		$1,499,300

Automobiles — 0.5%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(5)(7)	$7,055	$6,060,069

		$6,060,069

Banks — 7.0%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(5)(7)	$4,200	$3,705,324

Security	Principal Amount (000’s omitted)	Value
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(1)(4)(5)(7)	$3,025	$3,015,925
Bank of America Corp., Series DD, 6.30% to 3/10/26(5)(7)	2,935	3,166,777
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(5)(7)	6,825	6,678,433
Barclays PLC, 7.75% to 9/15/23(5)(7)	7,440	7,424,488
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(5)(7)	2,080	2,109,068
Citigroup, Inc., Series R, 6.125% to 11/15/20(5)(7)	2,083	2,115,464
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(5)(7)	2,569	2,661,407
Credit Agricole SA, 7.875% to 1/23/24(1)(4)(5)(7)	5,964	6,269,428
Credit Suisse Group AG, 7.50% to 7/17/23(4)(5)(7)	4,437	4,529,445
Danske Bank A/S, 7.00% to 6/26/25(5)(7)(8)	2,920	2,668,150
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(7)	3,200	3,139,104
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(5)(7)	14,204	14,553,205
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(5)(7)	6,125	6,247,500
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(5)(7)	5,035	5,279,197
Societe Generale SA, 6.75% to 4/6/28(1)(4)(5)(7)	7,230	6,604,388
UniCredit SpA, 8.00% to 6/3/24(1)(5)(7)(8)	7,025	6,451,648
Zions Bancorporation, Series I, 5.80% to 6/15/23(1)(5)(7)	681	660,287

		$87,279,238

Capital Markets — 1.0%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(5)(7)	$5,740	$5,109,891
UBS Group AG, 6.875% to 8/7/25(1)(5)(7)(8)	7,463	7,492,509

		$12,602,400

Construction & Engineering — 0.0%(9)
Abengoa Abenewco 2 SAU, 1.50%, (1.50% Cash or 0.25% Cash and 1.25% PIK), 3/31/23(1)(4)	$1,344	$25,202

		$25,202

Diversified Financial Services — 0.9%
Cadence Financial Corp., 4.875%, 6/28/19(1)(4)	$3,870	$3,872,692
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(4)(10)	2,825	2,825,000
Textron Financial Corp., 4.351%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(6)	1,719	1,275,550
Unifin Financiera SAB de CV SOFOM ENR, 7.375%, 2/12/26(4)	1,400	1,249,850
Unifin Financiera SAB de CV SOFOM ENR, 8.875% to 1/29/25(1)(4)(5)(7)	2,522	2,182,034

		$11,405,126

Electric Utilities — 1.6%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(1)(4)(5)	$6,131	$6,281,210
Pacific Gas & Electric Co., 3.50%, 10/1/20(11)	3,820	3,184,077
Pacific Gas & Electric Co., 4.25%, 3/15/46(11)	1,510	1,118,851
Southern California Edison Co., Series E, 6.25% to 2/1/22(5)(7)	5,946	5,598,010
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(5)	3,377	3,363,331

		$19,545,479

Energy Equipment & Services — 0.3%
Oceaneering International, Inc., 4.65%, 11/15/24	$2,102	$1,797,210
Oceaneering International, Inc., 6.00%, 2/1/28(1)	1,697	1,459,420

		$3,256,630

Equity Real Estate Investment Trusts (REITs) — 0.1%
Newmark Group, Inc., 6.125%, 11/15/23(4)	$1,960	$1,957,620

		$1,957,620

Security	Principal Amount (000’s omitted)	Value
Food Products — 0.6%
Land O’ Lakes, Inc., 8.00%(1)(4)(7)	$6,721	$6,973,038

		$6,973,038

Gas Utilities — 0.2%
NiSource, Inc., 5.65% to 6/15/23(4)(5)(7)	$3,160	$3,046,761

		$3,046,761

Insurance — 0.5%
Prudential Financial, Inc., 5.70% to 9/15/28, 9/15/48(5)	$3,377	$3,251,123
Voya Financial, Inc., Series A, 6.125% to 9/15/23(5)(7)	3,217	3,187,516

		$6,438,639

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(1)(4)(5)	$2,388	$2,606,442

		$2,606,442

Multi-Utilities — 0.6%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(7)	$6,450	$6,455,386
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(5)	873	879,043

		$7,334,429

Oil, Gas & Consumable Fuels — 0.8%
Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(5)	$6,015	$5,334,613
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(4)(7)	6,981	121,744
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(5)(7)	5,690	5,108,055

		$10,564,412

Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(1)	$3,690	$3,755,917

		$3,755,917

Pipelines — 0.3%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(5)(7)	$4,128	$3,721,289

		$3,721,289

Toys, Games & Hobbies — 0.3%
Mattel, Inc., 6.75%, 12/31/25(4)	$4,110	$3,894,225

		$3,894,225

Transportation — 0.1%
JSL Europe SA, 7.75%, 7/26/24(1)(4)	$1,510	$1,498,675

		$1,498,675

Total Corporate Bonds & Notes (identified cost $207,388,390)		$193,464,891

Exchange-Traded Funds — 1.7%

Security	Shares	Value
Equity Funds — 1.7%
First Trust Preferred Securities and Income ETF(1)	1,114,560	$20,875,709

Total Exchange-Traded Funds (identified cost $22,437,606)		$20,875,709

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(12)	18,330,657	$18,330,657

Total Short-Term Investments (identified cost $18,330,137)		$18,330,657

Total Investments — 133.2% (identified cost $1,666,779,102)		$1,668,563,018

Other Assets, Less Liabilities — (33.2)%		$(416,148,048)

Net Assets — 100.0%		$1,252,414,970

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Non-income producing security.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $80,872,310 or 6.5% of the Fund’s net assets.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated dividend/interest rate represents the rate in effect at January 31, 2019.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $16,612,307 or 1.3% of the Fund’s net assets.

(9)	Amount is less than 0.05%.

(10)	When-issued security.

(11)	Issuer is in default with respect to interest and/or principal payments.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $75,198.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.7%	$912,342,979
United Kingdom	9.2	153,512,831
Switzerland	4.8	80,725,342

Country	Percentage of Total Investments	Value
Germany	3.8	$64,021,178
Sweden	3.6	59,814,413
Japan	3.5	57,958,994
France	3.2	52,765,507
Australia	2.8	47,355,027
Spain	2.7	44,479,977
Netherlands	2.1	34,678,591
Canada	1.9	30,820,655
Italy	1.6	27,077,163
Finland	1.4	24,030,093
Denmark	0.7	12,347,355
Mexico	0.6	9,272,809
Belgium	0.5	8,267,749
Hong Kong	0.4	7,042,229
Chile	0.4	6,281,210
Taiwan	0.3	5,690,890
Israel	0.2	3,755,917
Brazil	0.2	3,119,719
New Zealand	0.1	2,326,681
Exchange-Traded Funds	1.3	20,875,709

Total Investments	100.0%	$1,668,563,018

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	813	Long	3/15/19	$109,937,925	$4,145,393
SPI 200 Index	257	Short	3/21/19	(27,189,094)	(409,737)
STOXX Europe 600 Banks Index	3,972	Short	3/15/19	(81,255,243)	(1,709,575)

					$2,026,081

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

USD	-	United States Dollar

At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective.

The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $4,145,393 and $2,119,312, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$95,920,738	$30,720,159	$—	$126,640,897
Consumer Discretionary	66,384,484	108,501,144	—	174,885,628
Consumer Staples	31,970,038	64,472,253	—	96,442,291
Energy	68,747,321	10,268,541	—	79,015,862
Financials	109,130,501	105,127,542	—	214,258,043
Health Care	115,656,840	73,743,665	—	189,400,505
Industrials	79,464,859	104,162,630	—	183,627,489
Information Technology	91,430,116	43,402,337	—	134,832,453
Materials	16,721,258	50,249,102	—	66,970,360
Real Estate	28,603,252	—	—	28,603,252
Utilities	38,768,751	30,177,403	—	68,946,154
Total Common Stocks	$742,798,158	$620,824,776 *	$—	$1,363,622,934
Preferred Stocks
Consumer Staples	$—	$10,214,067	$—	$10,214,067
Energy	9,067,568	—	—	9,067,568
Financials	14,573,578	11,879,581	—	26,453,159
Real Estate	8,887,013	—	—	8,887,013
Utilities	17,647,020	—	—	17,647,020
Total Preferred Stocks	$50,175,179	$22,093,648	$—	$72,268,827
Corporate Bonds & Notes	$—	$193,464,891	$—	$193,464,891
Exchange-Traded Funds	20,875,709	—	—	20,875,709
Short-Term Investments	—	18,330,657	—	18,330,657
Total Investments	$813,849,046	$854,713,972	$—	$1,668,563,018
Futures Contracts	$4,145,393	$—	$—	$4,145,393
Total	$817,994,439	$854,713,972	$—	$1,672,708,411

Liability Description
Futures Contracts	$—	$(2,119,312)	$—	$(2,119,312)
Total	$—	$(2,119,312)	$—	$(2,119,312)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019